Senior Secured Notes (Detail Textuals) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 06, 2017	Dec. 15, 2016	Dec. 23, 2016	Dec. 22, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	May 31, 2016
Debt Instrument [Line Items]
Warrants to acquire common stock					379,500				1,520,268
Exercise price per share									$ 0.01
Aggregate principal amount of notes and warrants issued			$ 8,350,000		$ 8,350,000			$ 10,880,252
Repayment of senior secured bank loans			$ 2,400,000		2,579,851	$ 180,058	$ 1,059,034	$ 725,598
Interest expense on the notes					89,892
Subsequent event
Debt Instrument [Line Items]
Aggregate principal amount of notes and warrants issued	$ 1,650,000
Bridge note
Debt Instrument [Line Items]
Unsecured bridge notes					$ 1,850,000
Interest rate					15.00%
Debt Instrument, term					1 year
Senior note
Debt Instrument [Line Items]
Interest rate				5.00%
Senior secured promissory note
Debt instrument, maturity date				Dec. 22, 2017
Warrants to acquire common stock				2,300,000
Exercise price per share				$ 3.00
Term of warrants				5 years
Aggregate principal amount of notes and warrants issued				$ 8,350,000
Maximum number of shares called by warrants				1,920,500
Proceeds from issuance of secured debt				$ 6,500,000
Repayment of senior secured bank loans					$ 2,400,000
Intial fair value of warrant liability				3,300,000
Debt issuance costs				179,526
Senior note | Maximum
Debt Instrument [Line Items]
Senior secured promissory note				$ 10,000,000